SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
VAT rate	13.00%	13.00%	13.00%
Rental income	9.00%	9.00%	9.00%
Refund liability	$ 182,323	$ 0
Sales commission expenses	5,274,425	3,552,721	$ 1,346,416
Selling and marketing expenses	962,036	728,927	181,417
Uncertain tax positions	$ 0	$ 0	$ 0